Employee costs (Tables)	12 Months Ended
Dec. 31, 2022
Employee costs
Schedule of Employee costs

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Wages and salaries	334	345	338
Social security costs	91	82	74
Defined benefit plan pension costs (note 20)	13	12	7
Defined contribution plan pension costs (note 20)	17	17	15
Group employee costs	455	456	434

Schedule of Employees